Discontinued operations (Tables) - Discontinued operations	6 Months Ended
Jun. 30, 2020
Statement [line items]
Consolidated income statement, discontinued operations
(USD millions)	Q2 2019 [1]	H1 2019

Net sales to third parties from discontinued operations		1 777

Sales to continuing segments		32

Net sales from discontinued operations		1 809

Cost of goods sold		– 860

Gross profit from discontinued operations		949

Selling, general and administration		– 638

Research and development		– 142

Other income		15

Other expense		– 113

Operating income from discontinued operations		71

as % of net sales		4.0%

Interest expense		– 10

Other financial income and expense		– 3

Income before taxes from discontinued operations		58

Taxes		– 159

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders		– 101

Gain on distribution of Alcon Inc. to Novartis AG shareholders [2]	4 691	4 691

Net income from discontinued operations [2]	4 691	4 590

[1] As the Alcon spin-off was completed on April 9, 2019, the Q2 2019 results of operations from the Alcon business were not material.
[2] See Note 3 for further details on the non-taxable non-cash gain on distribution of Alcon Inc. to Novartis AG shareholders recognized on April 8, 2019, date of Distribution.

Cash flows used in investing activities
(USD millions)	Q2 2020	Q2 2019	H1 2020	H1 2019

Payments attributable to the spin-off of the Alcon business	– 3	– 14	– 17	– 14

Divested cash and cash equivalents		– 628		– 628

Cash flows attributable to the spin-off of the Alcon business	– 3	– 642	– 17	– 642

Other cash flows used in investing activities, net	– 88	– 40	– 88	– 463

Net cash flows used in investing activities from discontinued operations	– 91	– 682	– 105	– 1 105